Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of reconciliation of reportable segments' income (loss) from operations
(in thousands)	2018	2017
Contract revenue:
Solar Division	12,703	15,586
POWERHOUSE™	-	-
Other	25	6
Consolidated contract revenue	12,728	15,592
Operating loss from continuing operations:
Solar Division	(5,855)	(8,729)
POWERHOUSE™	(598)	(20)
Other	(8,518)	(8,637)
Operating Loss	(14,971)	(17,386)
Reconciliation of consolidated loss from operations to consolidated net loss:
Other income	1,063	68
Change in fair value of derivative liabilities and loss on debt extinguishment	(27,134)	(379)
Amortization of debt discount and deferred loan costs	(1,042)	(3)
Net loss	(42,084)	(17,700)

Schedule of reconciliation of reportable segments' assets to the company's consolidated total assets
(in thousands)	2018	2017
Total assets:
Solar Division	$10,615	$9,840
POWERHOUSE™	1,366	1,140
Other	4,279	3,278
	$16,260	$14,258